Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Basic EPS - Net income	$ 700.6	$ 733.7
Basic EPS - (in shares)	191,500,000	191,100,000
Basic earnings per share (in dollars per share)	$ 3.66	$ 3.84
Effect of dilutive securities - (in shares)	400,000	400,000
Effect of dilutive securities - (in dollars per share)	(0.01)	(0.01)
Diluted EPS - Net income	$ 700.6	$ 733.7
Diluted EPS - (in shares)	191,900,000	191,500,000
Diluted EPS (in dollars per share)	$ 3.65	$ 3.83
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	134,488	4,700
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	2,295	0